SHARE-BASED COMPENSATION (Nonvested Restricted Shares) (Narrative) (Details) - Nonvested restricted shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Incremental share-based compensation costs	$ 1,955
Other disclosures
Compensation expense	4,124	$ 1,509	$ 1,196
Share-based compensation from discontinued operations			$ 2,735
2009 Plan [Member]
Other disclosures
Unrecognized compensation expense	$ 14,923
Expected weighted-average period for unrecognized compensation expense to be recognized	2 years 10 months 17 days